UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06041

The Central and Eastern Europe Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2025

Item 1.	Reports to Stockholders.

(a)

April 30, 2025
Semiannual Report
to Shareholders
The Central and Eastern Europe Fund, Inc.
Ticker Symbol: CEE

Contents

The Central and Eastern Europe Fund, Inc.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment
Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
4
Letter to the Shareholders
8
Performance Summary
10
Schedule of Investments
16
Statement of Assets and Liabilities
17
Statement of Operations
18
Statements of Changes in Net Assets
19
Financial Highlights
21
Notes to Financial Statements
31
Additional Information

The Central and Eastern Europe Fund, Inc.

The Central and Eastern Europe Fund, Inc. (the “Fund”) seeks long-term capital appreciation through investment primarily in equity and equity-linked securities of issuers domiciled in Central and Eastern Europe.
Investments in funds involve risks, including the loss of principal.
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market.
Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below, or above net asset value.
Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified for purposes of the Investment
Company Act of 1940, and can take larger positions in fewer issuers, increasing its potential risk.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of
Ukraine and subsequent activities. In turn, Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen most investments by Western entities, including the Fund, in Russian companies. These sanctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in
Central and Eastern Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on Russian and European economies.
As previously reported, certain of the Fund's Russian holdings have been valued at zero since March 14, 2022 in light of measures adopted by the Russian Central Bank and Government, as well as sanctions implemented by the United States and other countries in response to Russia's invasion of Ukraine. The effects of the sanctions and measures adopted by the Russian Central Bank and Government are far-reaching and include, among others, the freezing of certain Russian assets held by entities, such as the Fund, that are organized in countries viewed as “unfriendly” by the Russian
Government.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.

Letter to the Shareholders
(Unaudited)

The Central and Eastern Europe Fund, Inc.
Dear Shareholder,
For its most recent semiannual period ended April 30, 2025, The Central and Eastern Europe Fund, Inc. (the “Fund”) posted a total return in U.S.
dollars (“USD”) of 28.92% based on net asset value (“NAV”) and 40.50%
based on market price. The Fund’s benchmark, the MSCI Emerging
Markets Eastern Europe Index, returned 33.93% during the same period.
1
The Fund traded at an average premium to NAV of 9.24% for the period in review, compared with an average discount of 0.94% for the same period a year earlier.
Performance Discussion
With the removal of Russia from the benchmark in March of 2022, Poland is by far the biggest country in the Fund’s benchmark index, followed by
Hungary and the Czech Republic. The markets in the benchmark index continued to rally over the six-month reporting period ending April 30,
2025, despite the ongoing hostilities in Ukraine.
Sentiment with respect to Poland benefited from the approval in
November 2024 of a record European Union (“EU”) funding package. In
Country Breakdown
(As a % of Net Assets) 4/30/25 10/31/24
Poland 66% 62%
Hungary 19% 18%
Czech Republic 3% 4%
Moldova 3% 3%
Portugal 2% 2%
Netherlands 1% 6%
Turkey 1% —
Kazakhstan 0% 0%
France 0% 0%
Austria 0% 2%
Russia 0% 0%
Cash* 5% 3%
100% 100%
* Includes Cash Equivalents and Other Assets and Liabilities, Net.

The Central and Eastern Europe Fund, Inc.

addition, Poland’s economy has been boosted by a surge of investment and hiring on the part of large U.S. technology companies.
Polish banks continued to be the strongest driver of positive returns within the CEE region. The Fund has a fundamental policy of not concentrating its investments, which means that investment into any single industry is for the purposes of the Investment Company Act of 1940 limited to a maximum of 25% of total assets. As the sub-industry “Diversified Banks”
constitutes the largest weight within the Fund’s benchmark at well over
25% (approximately 46% at April 30, 2025), the Fund is underweight the sub-industry. This structural underweight to banks weighed on relative performance for the six months, with an underweight to Dino Polska SA
(2.0%) acting as the biggest constraint.
In addition, an overweight to InPost SA (2.2%) detracted from performance. Shares of the Polish operator of automated courier, package delivery and express mail services were swept up in a sell-off of technology-related stocks seen in the second half of the period.
Conversely, overweights to Polish electricity generation company Tauron
Polska Energia SA (1.3%) and Hungarian telecommunication services provider Magyar Telekom Telecommunications PLC (2.1%) proved additive, along with a lack of exposure to Polish copper mine operator KGHM.
Sector Diversification
(As a % of Equity Securities) 4/30/25 10/31/24
Financials 40% 35%
Energy 12% 13%
Industrials 11% 5%
Consumer Discretionary 9% 10%
Consumer Staples 7% 7%
Health Care 5% 5%
Communication Services 4% 10%
Materials 4% 6%
Utilities 4% 8%
Real Estate 2% 1%
Information Technology 2% —
100% 100%

The Central and Eastern Europe Fund, Inc.
Market Outlook
While it is difficult to predict the ultimate magnitude and duration of the U.S.-China trade conflict, its impact on market sentiment has been significant. While any resulting U.S. dollar weakness could be viewed as supportive, periods of heightened uncertainty raise risks for emerging markets broadly.
In the near term, the trajectory of emerging European economies is likely to be dictated by developments around global trade and other macro-
level variables. Russia’s ongoing war against Ukraine has not proven to be an overwhelming headwind for regional valuations. Plans for significantly increased spending in Western Europe triggered by Germany’s shift to a more liberal debt policy have likely helped counter to a degree any impact on sentiment related to the Ukraine conflict.
Developments in Ukraine and on the European fiscal front aside, Eastern
Europe appears well placed given its favorable labor costs along with available manufacturing and servicing centers. In our view, this bodes well for Polish financials which should benefit from strong real estate and consumer fundamentals. Declining inflation levels, in part due to oil price
Ten Largest Equity Holdings at April 30, 2025
(62.2% of Net Assets) Country Percent
1 . Powszechny Zaklad Ubezpieczen SA Poland 10.9%
2 . Bank Polska Kasa Opieki SA Poland 8.9%
3 . OTP Bank Nyrt Hungary 8.2%
4 . ORLEN SA Poland 7.6%
5 . LPP SA Poland 5.5%
6 . Powszechna Kasa Oszczednosci Bank Polski SA Poland 5.4%
7 . Richter Gedeon Nyrt Hungary 4.6%
8 . Budimex SA Poland 4.2%
9 . MOL Hungarian Oil & Gas PLC Hungary 4.0%
10 . Allegro.eu SA Poland 2.9%
Portfolio holdings and characteristics are subject to change and not indicative of future portfolio composition.
For more details about the Fund’s investments, see the Schedule of Investments commencing on page 10. For additional information about the Fund, including performance, dividends, presentations, press releases, market updates, daily NAV and shareholder reports, please visit dws.com.

The Central and Eastern Europe Fund, Inc.

weakness, should allow for central banks rate cuts even as EU funding supports growth.
We maintain a positive view on all three markets in the Fund’s benchmark, but with caveats regarding the outlooks for Hungary and the Czech
Republic. Both economies are significantly driven by automobile exports which are being confronted with highly competitive Chinese offerings. In addition, upcoming elections in Hungary could result in a more populist government, leading to increased regulation and pricing headwinds for sectors such as telecommunications.
Lastly, on May 9, 2025, Mr. Christian M. Zügel retired from the Fund’s
Board. The Board thanks Mr. Zügel for his excellent service for many years to the Fund.
Sincerely,
The views expressed in the preceding discussion regarding portfolio management matters are only through the end of the period of the report as stated on the cover.
Portfolio management’s views are subject to change at any time based on market and other conditions and should not be construed as recommendations. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk, including geopolitical and other risks.
Percentages in parentheses are based on the Fund’s net assets as of April 30, 2025.
1
The MSCI Emerging Markets Eastern Europe Index is a free-float weighted equity Index that is designed to capture large- and mid-cap representation across three emerging market countries in Eastern Europe (Czech Republic, Hungary, and Poland). MSCI Inc. is a provider of equity and fixed income market indices. Effective March 9, 2022, MSCI Inc. removed Russian securities from the MSCI Emerging Markets Eastern Europe Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly in the MSCI Emerging Markets Eastern Europe Index.
Sebastian Kahlfeld
Portfolio Manager
Hepsen Uzcan
Interested Director, President
and Chief Executive Officer

Performance Summary
April 30, 2025 (Unaudited)

The Central and Eastern Europe Fund, Inc.
All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and net asset value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the most recent performance of the Fund.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Growth of an Assumed $10,000 Investment
Yearly periods ended April 30
The growth of $10,000 is cumulative.
Average Annual Total Returns
as of 4/30/25
6-Month
‡
1-Year 5-Year 10-Year
Net Asset Value
(a)
28.92% 45.04% (6.56)% (2.83)%
Market Price
(a)
40.50% 58.47% (1.98)% (1.32)%
MSCI Emerging Markets Eastern Europe
Index
(b)
33.93% 28.36% (12.48)% (5.65)%
Blended Index
(c)
33.93% 28.36% (12.48)% (6.18)%

The Central and Eastern Europe Fund, Inc.

a
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of income and capital gain distributions, if any. Total returns based on net asset value and market price will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Expenses of the Fund include investment advisory and administration fees and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the
Fund for the six months ended April 30, 2025 was 1.27%.
b
The MSCI Emerging Markets Eastern Europe Index is a free-float weighted equity index that is designed to capture large and mid cap representation across three emerging markets countries in Eastern Europe (Czech Republic, Hungary, and Poland).
Effective March 9, 2022, MSCI Inc. removed Russian securities from the MSCI
Emerging Markets Eastern Europe Index.
c
Blended Index represents: MSCI Emerging Markets Europe Index from May 1, 2015 through February 29, 2016; MSCI Emerging Markets Europe ex Greece Index from
March 1, 2016 through July 31, 2017; and the current index, MSCI Emerging Markets
Eastern Europe Index since August 1, 2017.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
‡
Total returns shown for periods less than one year are not annualized.
Net Asset Value and Market Price
As of 4/30/25 As of 10/31/24
Net Asset Value
$
13.88
$
11.07
Market Price
$
14.58
$
10.67
Prices and Net Asset Value fluctuate and are not guaranteed.
Distribution Information
Per Share
Six Months as of 4/30/25:
Income Distribution
$
0.35
Distributions are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Schedule of Investments
as of April 30, 2025 (Unaudited)
The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Poland 66.3%
Common Stocks
Air Freight & Logistics 2.1%
InPost SA* 115,000 1,935,004
Banks 15.7%
Alior Bank SA 45,000 1,222,469
Bank Polska Kasa Opieki SA* 160,000 8,006,589
Powszechna Kasa Oszczednosci Bank Polski SA 250,000 4,807,513
14,036,571
Broadline Retail 2.9%
Allegro.eu SA 144A* 300,000 2,627,461
Capital Markets 1.4%
Warsaw Stock Exchange 100,000 1,273,148
Commercial Services & Supplies 0.9%
Mo-BRUK SA
†
10,000 775,791
Construction & Engineering 4.2%
Budimex SA 22,500 3,785,170
Consumer Staples Distribution & Retail 2.0%
Dino Polska SA 144A* 12,500 1,756,157
Diversified Telecommunication Services 2.0%
Orange Polska SA 700,000 1,803,608
Electric Utilities 2.2%
Enea SA* 225,000 852,440
Tauron Polska Energia SA* 750,000 1,177,635
2,030,075
Entertainment 0.0%
CD Projekt SA 100 6,188
Household Durables 0.5%
Dom Development SA 8,500 495,696
Insurance 10.9%
Powszechny Zaklad Ubezpieczen SA 625,000 9,770,451
Metals & Mining 3.7%
Grupa Kety SA
†
3,750 860,809
KGHM Polska Miedz SA 75,000 2,382,170
3,242,979
Oil, Gas & Consumable Fuels 7.6%
ORLEN SA 375,000 6,797,803

The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

Shares Value ($)
Professional Services 2.7%
Benefit Systems SA 2,250 1,948,776
Grupa Pracuj SA
†
27,500 442,759
2,391,535
Real Estate Management & Development 1.5%
Develia SA
†
275,000 545,046
Murapol SA 76,200 824,982
1,370,028
Software 0.5%
Vercom SA ''D'' 15,000 462,286
Textiles, Apparel & Luxury Goods 5.5%
LPP SA
†
1,200 4,909,801
Total Poland (Cost $37,263,712) 59,469,752
Hungary 18.9%
Common Stocks
Banks 8.2%
OTP Bank Nyrt 100,000 7,384,926
Diversified Telecommunication Services 2.1%
Magyar Telekom Telecommunications PLC (ADR)* 390,000 1,849,941
Oil, Gas & Consumable Fuels 4.0%
MOL Hungarian Oil & Gas PLC 425,000 3,599,590
Pharmaceuticals 4.6%
Richter Gedeon Nyrt 135,000 4,097,117
Total Hungary (Cost $9,435,189) 16,931,574
Czech Republic 2.8%
Common Stocks
Banks 1.6%
Komercni Banka AS 30,000 1,455,913
Moneta Money Bank AS 144A 1,000 6,170
1,462,083
Electric Utilities 1.2%
CEZ AS 20,000 1,017,088
Total Czech Republic (Cost $1,591,687) 2,479,171
Moldova 2.7%
Common Stocks
Beverages 2.7%
Purcari Wineries PLC (Registered) (Cost $1,551,236) 700,000
2,406,849

The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Portugal 2.0%
Common Stocks
Consumer Staples Distribution & Retail 2.0%
Jeronimo Martins SGPS SA (Cost $1,556,413) 75,000
1,817,903
Netherlands 1.3%
Common Stocks
Software 1.3%
Nebius Group NV ''A'' (Cost $3,191,161)*
†
50,000
1,126,000
Turkey 1.2%
Common Stocks
Electrical Equipment 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi
Ticaret AS ''B'' 135,000 352,689
Financial Services 0.4%
Turkiye Sinai Kalkinma Bankasi AS* 1,500,000 407,863
Passenger Airlines 0.4%
Pegasus Hava Tasimaciligi AS* 60,000 347,658
Total Turkey (Cost $1,259,775) 1,108,210
Kazakhstan 0.3%
Common Stocks
Metals & Mining 0.3%
Solidcore Resources PLC (Cost $1,244,170)* 75,000
281,250
France 0.0%
Common Stocks
Oil, Gas & Consumable Fuels 0.0%
TotalEnergies SE (Cost $4,732) 100
5,817
Austria 0.0%
Common Stocks
Oil, Gas & Consumable Fuels 0.0%
OMV AG (Cost $4,475) 100
5,180
Russia 0.0%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a) 3,600,000 0

The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

Shares Value ($)
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a) 90,000 0
Consumer Staples Distribution & Retail 0.0%
Fix Price Group PLC (GDR) (Registered) (a) 125,000 0
Magnit PJSC** (a) 63,909 0
0
Metals & Mining 0.0%
Alrosa PJSC** (a) 1,670,000 0
GMK Norilskiy Nickel PAO (ADR)* (a) 50,000 0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a) 74,569 0
Polyus PJSC (GDR) (Registered)* (a) 20,000 0
0
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC* (a) 5,000,000 0
Lukoil PJSC** (a) 209,500 0
Tatneft PJSC (ADR)*
†
(a) 26,400 0
0
Total Russia (Cost $30,722,586) 0
Securities Lending Collateral 7.2%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.24%
(Cost $6,455,929) (b) (c) 6,455,929 6,455,929
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 4.36%
(Cost $3,300,921) (c) 3,300,921 3,300,921
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $97,581,986) 106. 4 95,388,556
Other Assets and Liabilities, Net
(6. 4 ) (5,772,309)
Net Assets
100.0 89,616,247

The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
A summary of the Fund’s transactions in affiliated investments during the period ended April
30, 2025 are as follows:
Net
Change
Value ($) at
10/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
4/30/2025
Value ($)
at
4/30/2025
Securities Lending Collateral 7.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.24%
(b) (c)
705,400 5,750,529(d) – – – 21,436 – 6,455,929 6,455,929
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 4.36% (c)
2,355,938 9,272,991 8,328,008 – – 48,258 – 3,300,921 3,300,921
3,061,338 15,023,520 8,328,008 – – 69,694 – 9,756,850 9,756,850
* Non-income producing security.
** Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†
All or a portion of these securities were on loan. The value of all securities loaned at
April 30, 2025 amounted to $5,770,719, which is 6.4% of net assets.
(a)
Investment was valued using significant unobservable inputs.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2025.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt (See Note E in the Notes to the Financial Statements)
GDR: Global Depositary Receipt (See Note E in the Notes to the Financial Statements)
PJSC: Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

(e) See Schedule of Investments for additional detailed categorizations .
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the
Financial Statements.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Poland $ 59,469,752 $ — $ — $ 59,469,752
Hungary 16,931,574 — — 16,931,574
Czech Republic 2,479,171 — — 2,479,171
Moldova 2,406,849 — — 2,406,849
Portugal 1,817,903 — — 1,817,903
Netherlands 1,126,000 — — 1,126,000
Turkey 1,108,210 — — 1,108,210
Kazakhstan 281,250 — — 281,250
France 5,817 — — 5,817
Austria 5,180 — — 5,180
Russia — — 0 0
Short-Term Instruments (e) 9,756,850 — — 9,756,850
Total $ 95,388,556 $ — $ 0 $ 95,388,556

Statement of Assets and Liabilities
The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
as of April 30, 2025 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $87,825,136) —
including $5,770,719 of securities loaned
$ 85,631,706
Investment in DWS Central Cash Management Government Fund
(cost $3,300,921) 3,300,921
Investment in DWS Government & Agency Securities Portfolio
(cost $6,455,929)
*
6,455,929
Foreign currency, at value (cost $526,360) 528,707
Dividends receivable 387
Foreign taxes recoverable 266,438
Interest receivable 14,041
Other assets 30,843
Total assets 96,228,972
Liabilities
Payable upon return of securities loaned 6,455,929
Investment advisory fee payable 26,022
Administration fee payable 13,878
Payable for Directors' fees and expenses 3,320
Accrued expenses and other liabilities 113,576
Total liabilities 6,612,725
Net assets $ 89,616,247
Net Assets Consist of
Distributable earnings (loss) (92,247,033)
Paid-in capital 181,863,280
Net assets $ 89,616,247
Net Asset Value
Net assets value per share
($89,616,247 ÷ 6,458,365 shares of common stock issued and
outstanding, $.001 par value, 80,000,000 shares authorized) $ 13.88
*   Represents cash collateral on securities loaned.

Statement of Operations
The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

for the six months ended April 30, 2025 (Unaudited)
Net Investment Income
Income:
Dividends (net of foreign withholding taxes of $29,660) $ 175,969
Income distributions — DWS Central Cash Management Government
Fund 48,258
Securities lending income, net of borrower rebates 21,436
Total investment income 245,663
Expenses:
Investment advisory fee 283,108
Administration fee 75,496
Custody and accounting fee 58,660
Services to shareholders 5,896
Reports to shareholders and shareholder meeting expenses 21,782
Directors' fees and expenses 40,182
Legal fees 70,463
Audit and tax fees 27,512
NYSE listing fee 11,771
Insurance 11,715
Miscellaneous 18,088
Total expenses before expense reductions 624,673
Expense reductions (141,554)
Total expenses after expense reductions 483,119
Net investment loss (237,456)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (4,597,167)
Foreign currency (37,876)
Net realized gain (loss) (4,635,043)
Change in net unrealized appreciation (depreciation) on:
Investments 25,116,694
Foreign currency 38,345
Change in net unrealized appreciation (depreciation) 25,155,039
Net gain (loss) 20,519,996
Net increase (decrease) in net assets resulting from operations $ 20,282,540

Statements of Changes in Net Assets
The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
Increase (Decrease) in Net Assets
Six Months
Ended
April 30, 2025
(Unaudited)
Year Ended
October 31,
2024
Operations:
Net investment income (loss)   $ (237,456)   $ 2,188,035
Net realized gain (loss) (4,635,043) (15,099,139)
Change in net unrealized appreciation (depreciation) 25,155,039 30,910,602
Net increase (decrease) in net assets resulting from
operations 20,282,540 17,999,498
Distributions to shareholders (2,258,929) (2,300,273)
Fund share transactions:
Net proceeds from reinvestment of distributions 785,103 923,591
Net increase (decrease) in net assets from Fund share
transactions 785,103 923,591
Total increase (decrease) in net assets 18,808,714 16,622,816
Net assets at beginning of period 70,807,533 54,184,717
Net assets at end of period   $ 89,616,247   $ 70,807,533
Other Information
Shares outstanding at beginning of period 6,395,607 6,300,392
Shares issued from reinvestment of distributions 62,758 95,215
Shares outstanding at end of period 6,458,365 6,395,607

Financial Highlights
The accompanying notes are an integral part of the financial statements.
The Central and Eastern Europe Fund, Inc.

Six Months
Ended 4/30/25 Years Ended October 31,
(Unaudited)   2024 2023 2022 2021 2020
Per Share Operating Performance
Net asset value, beginning of
period
$
11.07
$
8.60
$
5.96
$
35.19
$
22.01
$
31.60
Income (loss) from investment operations:
Net investment income
(loss)
a
(.04) .34 .29 .31 .90 1 . 0 0
d
Net realized and unrealized
gain (loss) on investments
and foreign currency 3.19 2.49 2.57 (28.64) 13.01 (9.21)
Total from investment
operations 3.15 2.83 2.86 (28.33) 13.91 (8.21)
Less distributions from:
Net investment income (.35) (.37) (.24) (.95) (.92) (1.46)
Increase (dilution) in net
asset value from dividend
reinvestment .01 .01 .02 (.02) (.02) (.03)
Increase resulting from share
repurchases
— — —
.07 .21 .11
Net asset value, end of period
$
13.88
$
11.07
$
8.60
$
5.96
$
35.19
$
22.01
Market value, end of period
$
14.58
$
10.67
$
8.46
$
7.05
$
31.32
$
18.33
Total Investment Return for the Period
b
Based upon market value (%) 40.50
**
30.87 23.13 (76.57) 77.46 (29.42)
Based upon net asset value
c
(%) 28.92
**
33.57 47.81 (82.33) 65.86 (26.61)

Financial Highlights (continued)
The accompanying notes are an integral part of the financial statements.

The Central and Eastern Europe Fund, Inc.
Six Months
Ended 4/30/25 Years Ended October 31,
(Unaudited)   2024 2023 2022 2021 2020
Ratios to Average Net Assets
Total expenses before expense
reductions (%) 1.64
*
1.85 1.71 1.67 1.18 1.24
Total expenses after expense
reductions (%) 1.27
*
1.48 1.34 1.51 1.18 1.24
Net investment income (loss)
(%) (0.31)
**
3.34 3.76 2.12 2.95 3 . 71
d
Portfolio turnover (%) 14
**
30 40 35 31 43
Net assets at end of period
($ thousands) 89,616 70,808 54,185 37,068 221,580 144,813
a
Based on average shares outstanding during the period.
b
Total investment return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value during each period. Each figure includes reinvestments of dividend and capital gain distributions, if any.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c
Total return would have been lower had certain expenses not been reduced.
d
Net investment income per share includes $258,629 of non-recurring foreign dividend reclaims and $5,373 of non-recurring related interest amounting to $0.04 per share.
Excluding these non-recurring amounts, the net investment income ratio would have been 3.57%.
*
Annualized.
**
Not annualized.

The Central and Eastern Europe Fund, Inc.

Notes to Financial Statements
(Unaudited)
A. Accounting Policies
The Central and Eastern Europe Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”)
and a non-diversified, closed-end management investment company incorporated in Maryland. The Fund commenced investment operations on March 6, 1990.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting
Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Operating Segment.
In this reporting period, the Fund adopted FASB
Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
- Improvements to Reportable Segment Disclosures (“ASU 2023-07”).
Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s
CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its investment objective, investment policies and principal risks, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and

The Central and Eastern Europe Fund, Inc.
results of operations and significant segment expenses are listed on the accompanying statement of operations.
Security Valuation.
The Fund calculates its net asset value (“NAV”) per
share for publication at the close of regular trading on Deutsche Börse
XETRA, normally at 11:30 a.m., New York time.
The Fund’s Board has designated DWS International GmbH (the “Advisor”)
as the valuation designee for the Fund pursuant to Rule 2a-5 under the
1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”)
typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level
1 includes quoted prices in active markets for identical securities. Level
2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade prior to the time of valuation. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued and traded at their NAV each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the
Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the

The Central and Eastern Europe Fund, Inc.

forces that influence the issuer and the market(s) in which the security is purchased and sold; and, with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.
Securities Transactions and Investment Income.
Investment transactions
are accounted for on a trade date plus one basis for daily NAV calculation.
However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Due to the impact of sanctions and other regulations and requirements, dividend income may not be recorded.
Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) for investments.
Securities Lending.
National Financial Services LLC (Fidelity Agency
Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/
or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency
Securities Portfolio, managed by DWS Investment Management Americas,
Inc. DWS Investment Management Americas, Inc. receives a management/
administration fee (0.12% annualized effective rate as of April 30, 2025)
on the cash collateral invested in DWS Government & Agency Securities
Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a

The Central and Eastern Europe Fund, Inc.
standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2025, the Fund had securities on loan which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.
As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translation.
The books and records of the Fund are
maintained in United States dollars.
Assets and liabilities denominated in foreign currency are translated into United States dollars at the prevailing exchange rates at period end.
Purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Contingencies.
In the normal course of business, the Fund may enter into
contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the
Fund expects the risk of loss to be remote.
Tax Information.
The Fund’s policy is to comply with the requirements of
the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated

The Central and Eastern Europe Fund, Inc.

tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2024, the Fund had a net tax basis capital loss carryforward of approximately $84,560,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($16,129,000)
and long-term losses ($68,431,000).
At April 30, 2025, the aggregate cost of investments for federal income tax purposes was $97,637,510. The net unrealized depreciation for all investments based on tax cost was $2,248,954. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $33,217,320 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $35,466,274.
The Fund files tax returns with the Internal Revenue Service, the State of
New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October
31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.
The open tax years vary by each jurisdiction in which the Fund invests.
Dividends and Distributions to Shareholders.
The Fund records dividends
and distributions to its shareholders on the ex-dividend date. The timing and character of certain income and capital gain distributions are determined annually in accordance with United States federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the NAV of the
Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

The Central and Eastern Europe Fund, Inc.
B. Investment Advisory and Administration Agreements
The Fund is party to an Investment Advisory Agreement with DWS
International GmbH (“DWSI”). The Fund also has an Administration
Agreement with DWS Investment Management Americas, Inc. (“DIMA”).
DWSI and DIMA are affiliated companies.
Under the Investment Advisory Agreement with DWSI, DWSI directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. DWSI determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The Investment Advisory Agreement provides DWSI with a fee, computed weekly and payable monthly, at the annual rate of 0.75% of the Fund’s average weekly net assets up to and including $100 million, 0.60% of such assets in excess of $100 million and up to and including $500 million,
0.55% of such assets in excess of $500 million and up to and including
$750 million, and 0.50% of such assets in excess of $750 million. In addition, DWSI has agreed to implement a temporary partial fee waiver.
Effective February 24, 2022, the fee payable by the Fund to DWSI was reduced by 50% until further notice (but through at least September 30,
2025) by DWSI to the Fund.
Accordingly, for the six months ended April 30, 2025, the fee pursuant to the Investment Advisory Agreement aggregated $283,108, of which
$141,554 was waived resulting in an annualized rate of 0.37% of the
Fund’s average weekly net assets.
Under the Administration Agreement with DIMA, DIMA provides certain fund administration services to the Fund. The Administration Agreement provides DIMA with an annual fee, computed weekly and payable monthly, of 0.20% of the Fund’s average weekly net assets.
C. Transactions with Affiliates
DWS Service Company (“DSC”), an affiliate of DIMA, is the transfer agent, dividend-paying agent and shareholder service agent of the
Fund. Pursuant to a sub-transfer agency agreement between DSC and
SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent and dividend-paying agent functions to SS&C. DSC compensates SS&C out of the fee it receives from the Fund. For the six months ended April 30, 2025, the amount charged to the Fund by DSC included in the Statement of
Operations under “Services to shareholders” aggregated $4,496, of which
$746 is unpaid.
Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2025, the amount charged to the Fund by DIMA

The Central and Eastern Europe Fund, Inc.

included in the Statement of Operations under “Reports to shareholders and shareholder meeting expenses” aggregated $296, of which all is unpaid.
Deutsche Bank AG, the majority shareholder in the DWS Group, and its affiliates may receive brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund, that the
Board determined were effected in compliance with the Fund’s Rule 17e-1 procedures. For the six months ended April 30, 2025, Deutsche Bank did not receive brokerage commissions from the Fund.
Certain Officers of the Fund are also officers of DIMA.
The Fund pays each Director who is not an “interested person” of DIMA or
DWS International GmbH retainer fees.
The Fund may invest cash balances in DWS Central Cash Management
Government Fund, which is managed by DIMA. The Fund indirectly bears its proportionate share of the expenses of DWS Central Cash Management
Government Fund. DWS Central Cash Management Government Fund
does not pay DIMA an investment management fee. DWS Central Cash
Management Government Fund seeks maximum current income to the extent consistent with stability of principal.
D. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2025 were $10,226,653 and $13,225,473, respectively.
E. Investing in Emerging Markets in Central and Eastern Europe
Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include currency fluctuations, high rates of inflation or deflation, repatriation restrictions on income and capital, and adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, may be subject to government ownership controls or delayed settlements and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia in response to Russian military and other actions, including Russia’s February 2022 invasion of
Ukraine. Countermeasures imposed by Russia have had, and continue to have, an adverse impact on the local operating conditions and introduced severe limitations on the activities available to non-resident investors in the Russian market and with any holdings of Russian domestic and non-

The Central and Eastern Europe Fund, Inc.
domestic securities held in other locations. These events have negatively affected the value of many of the Fund’s portfolio investments, particularly its Russian investments (some of which are in companies affected by the sanctions), most of which have been valued at zero since March 14,
2022, and may continue to be so valued for an indefinite period. These circumstances have resulted in market disruptions, inability to conduct normal market purchase and sale transactions, impacts to receipt of dividend income as well as the introduction of asset transfer restrictions and the adoption of currency restrictions prohibiting the repatriation of, or further investment of, Russian ruble income received on securities. On
April 16, 2022, the Russian Federation adopted Federal Law No. 114-FZ, which relates to the mandatory termination by Russian incorporated issuers of depository receipt (“DR”) programs (the “DR Law”). The DR
Law provides for the mandatory termination of DR programs by all
Russian incorporated issuers unless an express permission is obtained by the issuer from the relevant Russian authority to retain the issuer’s DR program. Since April 27, 2022, the DR Law’s effective date, all voting and dividend rights attached to the shares underlying outstanding DRs have been suspended. With respect to its holdings of Russian DRs, the Fund participated in four mandatory share conversion schemes while complying with restrictions imposed by sanctions. Due to the frequently changing regulatory and market environment and complexity in processing, no assurance can be given that additional DR exchanges will occur. On
October 2, 2024, the Russia Federation issued Decree No. 840 prescribing that all securities held at the Fund's sub-custodian in Russia be moved from the central depository, the Russian National Settlement Depository
(“NSD”), directly to the books of the issuers' registrars. As a result, five securities were transferred from the NSD to local registrars. AO Citibank, the Fund’s local sub-custodian, has established a separate account for each of its clients on its books and records to reflect these transfers. The local registrars are not securities depositories but rather are agents of the respective issuers which creates a new custody chain with new risks, including the risk that the Fund's ownership rights in portfolio securities could be lost through fraud or negligence as a result of the fact that ownership is recorded by registrars rather than a sub-custodian and a central registration system in accordance with applicable SEC rules.
The various sanctions have adversely affected, and may continue to adversely affect, not only Russian individuals, Russian issuers, and the
Russian economy, but also the economies of many countries in Europe, including Central and Eastern Europe. Russia’s invasion of Ukraine and the resulting sanctions have adversely affected, and may continue to adversely affect, global energy and financial markets, as well as markets for some agricultural products, potentially affecting the value of the
Fund’s investments even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The continuation of current sanctions or the imposition of additional sanctions may further

The Central and Eastern Europe Fund, Inc.

materially adversely affect the value, ownership rights or liquidity of the
Fund’s portfolio, and measures taken since Russia’s invasion of Ukraine have resulted in the freezing of Russian assets held by the Fund and it is not known when or if this situation will improve. The situation with Russia continues to evolve and remains fluid. The severity and duration of Russia’s military actions, resulting sanctions and resulting market disruptions are impossible to predict, but they continue to be substantial.
F. Capital
During the six months ended April 30, 2025, and the year ended October
31, 2024, the Fund did not purchase any shares of its common stock.
During the six months ended April 30, 2025 and the year ended October
31, 2024, the Fund issued for dividend reinvestment 62,758 and 95,215 shares, respectively. The average premium of these issued shares, comparing the issue price to the NAV per share at the time of issuance, was 7.89% and 4.52%, respectively.
G. Share Repurchases
On July 28, 2023, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to repurchase up to 630,039 shares during the period from August 1, 2023 through July 31, 2024. On July 25, 2024, the
Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through
July 31, 2025. The Fund did not repurchase shares between November 1,
2023 and April 30, 2025.
Repurchases will be made from time to time when they are believed to be in the best interests of the Fund. As noted above, no such purchases were made by the Fund in its fiscal years ended October 31, 2024 and the six months ended April 30, 2025. There can be no assurance that the Fund’s repurchases will reduce any discount that may from time to time exist between the market price of the Fund’s shares referred to below and its
NAV per share.
Monthly updates concerning the Fund’s repurchase program are available on its Web site at dws.com .
H. Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a

The Central and Eastern Europe Fund, Inc.
material impact on the Fund. At April 30, 2025, there was one shareholder that held approximately 6% of the outstanding shares of the Fund.

Additional Information
The Central and Eastern Europe Fund, Inc.

Automated
Information Lines
DWS Closed-End Fund Info Line
(800) 349-4281
Web Site dws.com
Obtain fact sheets, financial reports, press releases and webcasts when available.
Written
Correspondence
DWS
Attn: Secretary of the DWS Funds
100 Summer Street
Boston, MA 02110
Legal Counsel Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004
Dividend
Reinvestment
Plan Agent
SS&C GIDS, Inc.
333 W. 11th Street, 5th Floor
Kansas City, MO 64105
Shareholder
Service Agent and
Transfer Agent
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 437-6269
Custodian Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110
Independent
Registered Public
Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Proxy Voting A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available on our web site
— dws.com/en-us/resources/proxy-voting — or on the SEC's web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at
(800) 437-6269.

The Central and Eastern Europe Fund, Inc.
Portfolio Holdings Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund's Form N-PORT and will be available on the SEC's Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Investment
Management
DWS International GmbH, which is part of DWS Group, is the
investment advisor for the Fund. DWS International GmbH provides a full range of investment advisory services to both institutional and retail clients. DWS International GmbH is a direct, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
Voluntary Cash
Purchase Program
and Dividend
Reinvestment Plan
The Fund offers shareholders a Voluntary Cash Purchase Program and Dividend Reinvestment Plan (“Plan”) which provides for
optional cash purchases and for the automatic reinvestment of dividends and distributions payable by the Fund in additional Fund shares. Plan participants may invest as little as $100 in any month and may invest up to $36,000 annually. The Plan allows current shareholders who are not already participants in the Plan and first time investors to enroll in the Plan by making an initial cash deposit of at least $250 with the plan agent. Share purchases are combined to receive a beneficial brokerage fee. A brochure is available by writing or telephoning the transfer agent:
DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
Tel.: 1-800-437-6269
NYSE Symbol CEE
Nasdaq Symbol XCEEX
CUSIP Number 153436100

Notes

There are three closed-end funds investing in European equities advised and administered by wholly owned subsidiaries of the DWS
Group:
The Central and Eastern Europe Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Central and Eastern Europe (with normally at least 80% in securities of issuers domiciled in countries in Central and Eastern Europe).
The European Equity Fund, Inc. — investing primarily in equity or equity-linked securities of issuers domiciled in Europe (with normally at least 80% in securities of issuers domiciled in Europe).
The New Germany Fund, Inc. — investing primarily in equity or equity-linked securities of middle market German companies with up to 20% in other Western European companies (with no more
than 15% in any single country).
Please consult your broker for advice on any of the above or call
(1-800-437-6269) for shareholder reports.

875 Third Avenue
New York, NY 10022
CEE-3
(R-027581-14 6/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

November 1 through November 30	0	n/a	0	n/a
December 1 through December 31	0	n/a	0	n/a
January 1 through January 31	0	n/a	0	n/a
February 1 through February 28	0	n/a	0	n/a
March 1 through March 31	0	n/a	0	n/a
April 1 through April 30	0	n/a	0	n/a

Total	0	n/a	0	n/a

On July 25, 2024, the Fund announced that the Board of Directors approved an extension of the current repurchase authorization permitting the Fund to continue to purchase outstanding shares of its common stock in open-market transactions over the twelve-month period from August 1, 2024 through July 31, 2025. Repurchases will be made when the Fund’s shares trade at a discount to net asset value and such purchases are deemed to be in the best interests of the Fund. The Fund did not repurchase shares between August 1, 2024 and April 30. 2025.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board. The Nominating and Governance Committee will consider nominee candidates properly submitted by stockholders in accordance with applicable law, the Fund's Articles of Incorporation or By-laws, resolutions of the Board and the qualifications and procedures set forth in the Nominating and Governance Committee Charter and this proxy statement. The Nominating and Governance Committee's Charter requires that a stockholder or group of stockholders seeking to submit a nominee candidate (i) must have beneficially owned at least 5% of the Fund's common stock for at least two years, (ii) may submit only one nominee candidate for any particular meeting of stockholders, and (iii) may submit a nominee candidate for only an annual meeting or other meeting of stockholders at which directors will be elected. The stockholder or group of stockholders must provide notice of the proposed nominee pursuant to the requirements found in the Fund's By-laws. Generally, this notice must be received not less than 90 days nor more than 120 days prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting. Such notice shall include the specific information required by the Fund's By-laws. The Nominating and Governance Committee will evaluate nominee candidates properly submitted by stockholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central and Eastern Europe Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/27/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/27/2025